Note 6 - Loans Receivable (Details) - Troubled Debt Restructurings ("TDRs") (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Balance (in Dollars)	$ 2,500,000	$ 9,200,000	$ 13,900,000
Accruing Troubled Debt Restructurings [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	12	15
Balance (in Dollars)	270,000	1,115,000	1,349,000
Accruing Troubled Debt Restructurings [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	3
Balance (in Dollars)		19,000	68,000
Accruing Troubled Debt Restructurings [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	1
Balance (in Dollars)		3,459,000	3,488,000
Accruing Troubled Debt Restructurings [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1
Balance (in Dollars)		1,235,000
Accruing Troubled Debt Restructurings [Member] | Other Construction and Land [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			5
Balance (in Dollars)			282,000
Accruing Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3	7
Balance (in Dollars)		7,000	20,000
Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	2	17	31
Balance (in Dollars)	270,000	5,816,000	5,207,000
Nonaccrual Troubled Debt Restructurings [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	11	9	11
Balance (in Dollars)	691,000	1,461,000	1,134,000
Nonaccrual Troubled Debt Restructurings [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3	4
Balance (in Dollars)		70,000	133,000
Nonaccrual Troubled Debt Restructurings [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			1
Balance (in Dollars)			1,399,000
Nonaccrual Troubled Debt Restructurings [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		3	6
Balance (in Dollars)		606,000	4,759,000
Nonaccrual Troubled Debt Restructurings [Member] | Other Construction and Land [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		6	4
Balance (in Dollars)		1,315,000	1,242,000
Nonaccrual Troubled Debt Restructurings [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Balance (in Dollars)	5,000
Nonaccrual Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	20	18	26
Balance (in Dollars)	2,235,000	3,382,000	8,667,000
Troubled Debt Restructuring [Member] | One-to-Four-Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	13	21	26
Balance (in Dollars)	961,000	2,576,000	2,483,000
Troubled Debt Restructuring [Member] | Home Equity and Second Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		4	7
Balance (in Dollars)		89,000	201,000
Troubled Debt Restructuring [Member] | Multifamily Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		1	2
Balance (in Dollars)		3,459,000	4,887,000
Troubled Debt Restructuring [Member] | Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		4	6
Balance (in Dollars)		1,841,000	4,759,000
Troubled Debt Restructuring [Member] | Other Construction and Land [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans		6	9
Balance (in Dollars)		1,315,000	1,524,000
Troubled Debt Restructuring [Member] | Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	3	7
Balance (in Dollars)	5,000	7,000	20,000
Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	22	35	57
Balance (in Dollars)	$ 2,505,000	$ 9,198,000	$ 13,874,000